Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Subscription Receivables	Subscription receivables
	December 31,
	2023	2022
Balance at beginning of year	$319,872	$—
Issuance of shares (Note 1)	2,866,856	319,872
Settlement of subscription receivable (Note 2)	(219,628)	—
Total	$2,967,100	$319,872
Note 1:	On August 15, 2022, the Company issued and allotted additional 41,830 ordinary shares to Seazen Resources Investment Limited (“Seazen”) at the consideration of $961,538, of which other borrowings of $641,025 and $641 settlement was offset with consideration as partial settlement and $319,872 was subscription receivable due from Seazen.
Note 2:	On January 18, 2023, the Company received $192,308 from Seazen, reducing the subscription receivable by $192,308. On January 10, 2023, the Company issued and allotted additional 27,293 ordinary shares to Tung Donald Fan and Hok Lun Alan Lau at the consideration of $812,573. On December 4, 2023, the Company issued and allotted additional 69,000 shares to DoubleClick Services Limited at $2,054,283. Among the subscription receivable during the year, $27,320 was settled by the professional consulting service rendered during the year ended December 31, 2023.

Schedule of Additional Paid-in Capital	Additional paid-in capital
	December 31,
	2023	2022
Balance at beginning of year	$1,458,941	257,821
Directors’ remuneration (Note 1)	—	240,000
Issuance of shares (Note 2)	2,865,893	961,120
Total	$4,324,834	1,458,941